WARRANTS (Details Narrative) - Private Placements [Member]	3 Months Ended
Mar. 31, 2019 USD ($) $ / shares shares
Statement [Line Items]
Warrants issued | shares	2,500,000
Warrant exercise price per share | $ / shares	$ 8.00
Warrant value | $	$ 200,000